Average Annual Total Returns		12 Months Ended	14 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (Index returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	24.51%	33.70%
iShares Large Cap Core Active ETF
Prospectus [Line Items]
Average Annual Return, Percent		17.20%	24.97%
Performance Inception Date			Oct. 24, 2023
iShares Large Cap Core Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.99%	24.75%
Performance Inception Date	[2]		Oct. 24, 2023
iShares Large Cap Core Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	10.33%	19.11%
Performance Inception Date	[2]		Oct. 24, 2023

[1]
Russell 1000® Index measures the performance of the large‑cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 98% of the investable U.S. equity market.

[2]
After‑tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to tax‑exempt investors or investors who hold shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.